Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The recoverable amounts of the CGUs, or groups of CGUs, have been determined from value in use calculations.
Description of key assumptions on which management has based cash flow projections	The key assumptions are RevPAR growth and the expected recovery period (detailed on page 149 within ‘Going concern’), terminal growth rates and pre-tax discount rates.
Description of growth rates used to extrapolate cash flow projections	terminal growth rates that do not exceed the average long-term growth rates for the relevant markets
Description of discount rates of applied to cash flow projections	pre-tax rates that are based on the Group’s weighted average cost of capital and incorporate adjustments reflecting risks specific to the territory of the CGU.
Gain loss on disposal of software assets	$ 8
System fund gain or loss		$ 4
Cash-generating units [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge	$ 0
Impairment testing of goodwill and brands (excluding the UK portfolio) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Explanation of period over which management has projected cash flows	five-year
Management agreements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average remaining amortisation period	17 years	18 years
Six Senses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge		$ 41
Kimpton Management Agreements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate for cash flow projections			8.00%
Impairment Charge		5	$ 50
Kimpton Regent and Six Senses management agreement portfolios [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge		48
Description of basis on which unit's recoverable amount has been determined	valued at the higher of value in use and fair value less costs of disposal
Computer software [member] | Costs Previously Incurred To Implement Cloud Computing Arrangements [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Gain loss on disposal of software assets	$ 12
Intangible asset material to entity [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	233
Impairment Charge	0
System fund impairment charge intangible assets and goodwill		4
Intangible asset material to entity [member] | Computer software [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 155
Intangible asset material to entity [member] | Computer software [member] | Remaining Project Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	5 years
Intangible asset material to entity [member] | Computer software [member] | Phase 1 [Member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	10 years
Weighted average remaining period	7 years
Intangible asset material to entity [member] | Computer software [member] | Phase 2 [Member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	8 years
Weighted average remaining period	7 years
Brands [member] | Kimpton [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of intangible asset	$ 193
Brands [member] | Six Senses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of intangible asset	189
Regent [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge		$ 2
Regent [member] | Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of intangible asset	$ 57